Transactions with non-controlling interests - Pengai Xiuqi (Details) - Pengai Xiuqi - CNY (¥)				12 Months Ended
	Dec. 17, 2018	Oct. 10, 2018	Oct. 09, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Carrying amount of non-controlling interests disposed of						¥ (1,320,000)
Less: consideration received from non-controlling interest	¥ 360,000	¥ 960,000				¥ (1,320,000)
Equity interests disposed off (as a percent)	3.00%	8.00%
Proportion of equity interest held (as a percent)	89.00%		100.00%	89.00%	89.00%